Revenue - Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale		$ 504,059	[1]	$ 26,726		$ 468,894	$ 439,239	[3]
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		506,711				469,744	439,932
Services revenues		28,589				29,053	27,064
Operating segments [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[4]	380,352	[5]			352,954	316,253
Operating segments [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[6]	147,473	[5]			137,789	138,318
Operating segments [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		18				25	4,059
Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale		499,254	[5]			461,715	431,566
Operating segments [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		188,784				177,182	178,578
Operating segments [member] | Coca-Cola FEMSA [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[4]	109,249	[5]			100,162	92,643
Operating segments [member] | Coca-Cola FEMSA [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[6]	85,223	[5]			82,180	86,608
Operating segments [member] | Coca-Cola FEMSA [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues							4,005
Operating segments [member] | Coca-Cola FEMSA [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale		194,472	[5]			182,342	183,256
Operating segments [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		184,485				167,168	149,632
Operating segments [member] | FEMSA Comercio Proximity Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[4]	182,864	[5]			166,040	148,652
Operating segments [member] | FEMSA Comercio Proximity Division [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[6]	1,946	[5]			1,418	1,181
Operating segments [member] | FEMSA Comercio Proximity Division [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale		184,810	[5]			167,458	149,834
Operating segments [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		58,922				51,739	47,421
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[4]	8,170	[5]			7,898	7,359
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[6]	50,752	[5]			43,841	40,062
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		0
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale		58,922	[5]			51,739	47,421
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		47,841				46,936	38,388
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[4]	47,852	[5]			46,936	38,388
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale		47,852	[5]			46,936	38,388
Operating segments [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		26,679				26,719	25,913
Services revenues		28,589				29,053	27,064
Operating segments [member] | Other [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[4]	32,217	[5]			31,918	29,211
Operating segments [member] | Other [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	[6]	9,552	[5]			10,350	10,467
Operating segments [member] | Other [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		18				25	54
Operating segments [member] | Other [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale		13,198	[5]			13,240	12,667
Operating segments [member] | Total revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		527,843				490,768	458,630
Operating segments [member] | Total revenues [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		194,472				182,342	183,256
Operating segments [member] | Total revenues [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		184,810				167,458	149,833
Operating segments [member] | Total revenues [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		58,922				51,739	47,421
Operating segments [member] | Total revenues [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		47,852				46,936	38,388
Operating segments [member] | Total revenues [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		41,787				42,293	39,732
Operating segments [member] | Consolidation adjustments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		21,132				21,024	18,698
Operating segments [member] | Consolidation adjustments [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		5,688				5,160	4,678
Operating segments [member] | Consolidation adjustments [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		325				290	202
Operating segments [member] | Consolidation adjustments [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		0
Operating segments [member] | Consolidation adjustments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		11
Operating segments [member] | Consolidation adjustments [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		$ 15,108				$ 15,574	$ 13,818

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1
[4]	Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 346,659, Ps. 319,792 and Ps. 288,783 and during the years ended December 31, 2019, 2018 and 2017, respectively.
[5]	For IFRS 15 adoption purposes, the Company applies the modified retrospective method in which no comparative information is restated for previous periods. The Company recognized no adjustment as a result of adopting IFRS 15.
[6]	South America includes Brazil, Argentina, Colombia, Chile, Uruguay, Ecuador and Venezuela, although Venezuela is shown separately above. South America revenues include Brazilian revenues of Ps. 67,076, Ps. 63,601 and Ps. 64,345 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Colombia revenues of Ps. 16,440, Ps. 19,245 and Ps. 17,545 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Argentina revenues of Ps. 6,857, Ps. 9,237 and Ps. 13,938 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Chile revenues of Ps. 45,276, Ps. 44,576 and Ps. 40,660 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Uruguay revenue of Ps. 3,421 and Ps. 1,925 during the years ended in December 31, 2019 and 2018, respectively. South America revenues include Ecuador revenue of Ps. 6,539 during the year ended in December 31, 2019.